1933 Act
                                                                     Rule 497(j)



May 8, 2003                                                            VIA EDGAR
                                                                       ---------




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:      The Phoenix Edge Series Fund
         File Nos. 33-5033 and 811-04642


To the Commission Staff:

         On behalf of The Phoenix Edge Series Fund, in accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-1A pursuant to Rule 485(b) on April 30, 2003.

Please direct any questions regarding this filing to the undersigned at 860-403-5246.

Very truly yours,


/s/ Matthew A. Swendiman
------------------------
Matthew A. Swendiman, Counsel
Phoenix Life Insurance Company